FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2012
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

NOTE 3 - FAIR VALUE MEASURMENT

Items Measured at Fair Value on a Recurring Basis

a.	The following table summarizes the balances for those financial liabilities where fair value measurements are estimated utilizing Level 2 and Level 3 inputs:

		June 30	December 31
	Level	2012	2011	2010
		($ in thousands)

2010 Convertible Debentures	3	$-	$-	$1,044
2012 Warrants at fair value	2	1,706
Embedded derivative	3	49
		$1,755	$-	$1,044

b.	The following tables summarize the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	Embedded Derivative	Convertible Loan
	($ in thousands)	($ in thousands)

Balance as of January 1, 2010	$-	$-
Issuances		1,133
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		(89)
Balance as of December 31, 2010	-	1,044
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		624
Convertion to Company's shares of common stock		(668)
Redemption		(1,000)
Balance as of December 31, 2011	-	-
Issuances	8
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net	41
Balance as of June 30, 2012	$49	$-

Level 3 liabilities include an embedded derivative related to the Company's senior secured convertible debenture due April 5, 2014, as described in Note 6a. The Company values the Level 3 embedded derivative using an internally developed valuation model, whose inputs include recovery rates, credit spreads, stock prices, and volatilities, as described below.

In calculating the fair value of embedded derivative, the Company used the following assumptions: Company's credit spread of 23.1% and 26.5% for the transaction date and for June 30, 2012, respectively, Company's recovery rate of 49.8% and 49.8% for the transaction date and for June 30, 2012, respectively, probability of non-financial event of default 5% and 5% for the transaction date and for June 30, 2012, respectively.

The credit spread is the yield to maturity of risky bonds over risk free bonds and was based on an average of sample comparable companies.

The recovery rate is the estimated amount to be recovered through bankruptcy procedures in event of a default, expressed as a percentage of face value.

A non-financial event of default is a contractual event of default which does not result from a declining financial standing of the Company.

The fair value of the warrants included in Level 2 is estimated using the Black & Scholes model.

In calculating the fair value of warrants, the Company used the following assumptions: expected term of 5 and 4.76 years for the transaction date and for June 30, 2012, respectively; expected volatility of 66.1% and 69.6% for the transaction date and for June 30, 2012, respectively; risk-free interest rate of 1.01% and 0.72% for the transaction date and for June 30, 2012, respectively; and dividend yield of 0%.

The carrying amounts of financial instruments included in working capital approximate their fair value either because these amounts are presented at fair value or due to the relatively short-term maturities of such instruments. The carrying amount of the Company's other financial long-term assets and other financial long-term liabilities (other than the debentures) approximate their fair value. The fair value of the Company's senior secured convertible debenture due April 5, 2014 approximates the carrying amount (after considering the BCF, as described in Note 6a).